Notes payable	9 Months Ended
Sep. 30, 2026
Notes payable [abstract]
Notes payable
10.	Notes payable

On June 4, 2025, the Company obtained a $1,000,000 loan from its primary crypto assets custodian, BitGo Prime, LLC., secured by 14.87584 Bitcoin units pledged as collateral. As at September 30, 2026, the total Bitcoin units pledged were Nil (December 31, 2025 - 18.32), valued at $Nil (December 31, 2025 - $1,601,865).

During the nine months ended September 30, 2026, the Company repaid the outstanding principal balance of $1,000,000, thereby extinguishing the loan. During the term of the loan, the Company satisfied all required interest obligations through monthly installments, which aggregated to a total interest amount of $74,750 over the duration of the borrowing period. As of September 30, 2026, no amounts remain outstanding under this agreement.

As at September 30, 2026, the Company has an outstanding notes payable balance of $300,549 (December 31, 2025 - $1,300,549) which was assumed on the acquisition of Prismic and is due on demand.